Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment

(a)             Change

	Land	Buildings and Improvements	Machinery, Equipment and Facilities	Projects and Stoppage in Progress (i)	Other	Total

Cost	471,655	5,530,714	36,804,409	3,495,965	1,404,759	47,707,502
Accumulated depreciation/depletion		(1,111,642)	(16,595,497)		(663,653)	(18,370,792)
Balance as of December 31, 2016	471,655	4,419,072	20,208,912	3,495,965	741,106	29,336,710

Acquisitions			149,018	2,090,157	6,066	2,245,241
Additions for acquisition of subsidiary	14,937	122,846	63,081	46,833	92,052	339,749
Capitalized financial charges				130,272		130,272
Foreign currency translation adjustment	5,600	168,554	387,757	56,425	4,877	623,213
Transfers by concluded projects	29,703	145,622	2,216,704	(2,539,041)	147,012
Disposals	(21,249)	(5,149)	(166,585)	(5,946)	(12,342)	(211,271)
Cost	(21,249)	(7,444)	(525,724)	(5,946)	(21,368)	(581,731)
Depletion		2,295	359,139		9,026	370,460
Depreciation / depletion		(280,448)	(2,275,788)		(146,068)	(2,702,304)
Net book value	500,646	4,570,497	20,583,099	3,274,665	832,703	29,761,610
Cost	500,646	6,058,259	39,211,042	3,274,665	1,755,092	50,799,704
Accumulated depreciation/depletion		(1,487,762)	(18,627,943)		(922,389)	(21,038,094)
Balance as of December 31, 2017	500,646	4,570,497	20,583,099	3,274,665	832,703	29,761,610

Cost - previously disclosed	500,646	6,058,259	39,211,042	3,274,665	1,755,092	50,799,704
Cost - reclassification	68,902	(70,296)	1,038,042	186,606	(92,650)	1,130,604
Cost - reclassified	569,548	5,987,963	40,249,084	3,461,271	1,662,442	51,930,308

Accumulated depreciation/depletion - previously disclosed		(1,487,762)	(18,627,943)		(922,389)	(21,038,094)
Accumulated depreciation/depletion - reclassification		(88,244)	(964,517)		(77,843)	(1,130,604)
Accumulated depreciation/depletion - reclassified		(1,576,006)	(19,592,460)		(1,000,232)	(22,168,698)
Balance as of January 1, 2018	569,548	4,411,957	20,656,624	3,461,271	662,210	29,761,610

Acquisitions		372	201,492	2,439,286	13,199	2,654,349
Capitalized financial charges				178,055		178,055
Foreign currency translation adjustment	32,751	593,228	1,433,855	137,551	30,411	2,227,796
Cost	32,751	674,720	1,727,164	137,551	52,242	2,624,428
Depletion		(81,492)	(293,309)		(21,831)	(396,632)
Transfers by concluded projects		16,477	1,022,560	(1,106,975)	67,938
Cost		16,477	1,022,560	(1,106,975)	67,938
Depletion
Transfers to intangible				(2,922)	(1,539)	(4,461)
Cost				(2,922)	(1,539)	(4,461)
Depletion
Other		(2,009)	(40,503)	(3,873)	(1,675)	(48,060)
Depreciation / depletion		(370,035)	(2,487,820)		(151,544)	(3,009,399)
Net book value	602,299	4,649,990	20,786,208	5,102,393	619,000	31,759,890
Cost	602,299	6,676,549	43,024,738	5,102,393	1,784,807	57,190,786
Accumulated depreciation/depletion		(2,026,559)	(22,238,530)		(1,165,807)	(25,430,896)
Balance as of December 31, 2018	602,299	4,649,990	20,786,208	5,102,393	619,000	31,759,890

(i)    On December 31, 2018, the main amounts recorded under this item corresponded to expenses with scheduled maintenance shutdowns in Brazil and at overseas plants that are either in the preparation phase or ongoing (R$975,509), capitalized financial charges (R$293,697), inventories of spare parts (R$441,133), strategic projects in Brazil (R$125,541) and the strategic projects of Braskem America (R$1,547,870). The remainder corresponds mainly to various operational projects for maintaining the production capacity of plants.

The machinery, equipment and facilities of the Company require inspections, replacement of components and maintenance in regular intervals. The Company makes shutdowns in regular intervals that vary from two to six years to perform these activities. These shutdowns can involve the plant as a whole, a part of it, or even only relevant pieces of equipment, such as industrial boilers, turbines and tanks. Shutdowns that take place every six years, for example, are usually made for the maintenance of industrial plants as a whole. Expenses with each scheduled shutdown are included in property, plant and equipment items that were the subject matter of the stoppage and are fully depreciated until the beginning of the following related stoppage. The expenditures with personnel, the consumption of small materials, maintenance and the related services from third parties are recorded, when incurred, as production costs. Property, plant and equipment items are depreciated on a straight-line basis. Projects in progress are not depreciated. Depreciation begins when the assets are available for use.

Based on the analysis cited in Note 3.4(a), the Management of Braskem believes that the plants will operate at their full capacity, or close to it, within the projected period, therefore additional impairment tests of these assets were not necessary. The prices of products manufactured by the Company are quoted in international markets, in the short or medium term, and adjust to the prices of raw materials to preserve the historical margins of the business.

Financial charges are capitalized on the balance of ongoing projects using: (i) the average rate of all financings; and (ii) the exchange variation portion that corresponds to any positive difference between the average rate of financing in the domestic market and the rate cited in item (i).

In 2018, charges amounting to R$178,055 (R$130,272 in 2017) were capitalized. The average rate of these charges in the year was 8.78% p.a. (7.78% p.a. in 2017).

(b)             Property, plant and equipment by country

	2018	2017

Brazil	16,278,608	16,665,988
Mexico	11,656,910	10,581,347
United States of America	3,539,495	2,275,987
Germany	273,987	229,328
Other	10,890	8,960
	31,759,890	29,761,610